COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Australian Subsidiary Research and Development

On March 23, 2023, the Company issued a press release announcing the selection of Australian CRO, Avance Clinical, in preparation for Phase 1 Study of EB-002, the Company’s lead candidate targeting the treatment of anxiety disorders. Under the agreement, Avance Clinical will manage the Phase 1 clinical trial of EB-002 in coordination with the Company’s newly established Australian subsidiary, Enveric Therapeutics Pty, Ltd. The Phase 1 clinical trial is designed as a multi-cohort, dose-ascending study to measure the safety and tolerability of EB-002. EB-002, a next-generation proprietary psilocin prodrug, has been recognized as a New Chemical Entity (NCE) by Australia’s Therapeutic Goods Administration and is currently in preclinical development targeting the treatment of anxiety disorder. The total cost of the Avance Clinical contract is approximately 3,400,000 AUD, which translates to approximately $2,329,000 USD as of September 30, 2024. As of September 30, 2024, the Company has paid 100% of the Avance Clinical contract costs and has $0 recorded as prepaid assets within prepaid and other current assets, accrued $0 recorded as accrued liabilities and $0 as accounts payable on the accompanying condensed consolidated balance sheet. For the three and nine months ended September 30, 2024 and 2023, the Company has expensed $264,385 and $508,774, and $157,117 and $401,284, respectively, in research and development expenses within the accompanying unaudited condensed consolidated statement of operations. As of September 30, 2024, all payments have been made and the project is substantially completed.

According to Australian tax law, the Company is allowed an R&D tax credit that reduces a company’s tax bill in Australia for expenses incurred in R&D subject to certain requirements. The Company’s Australian subsidiary submits R&D tax credit requests annually for research and development expenses incurred. At September 30, 2024 and December 31, 2023, the Company had a research and development tax credit receivable of $0 and $145,349, respectively, for R&D expenses incurred in Australia, included in prepaid and other current assets within the accompanying unaudited condensed consolidated statement of operations. The Company received the amount due in relation to the research and development tax credit during the three months ended September 30, 2024.

Purchase agreement with Prof. Zvi Vogel and Dr. Ilana Nathan

On December 26, 2017, Jay Pharma entered into a purchase agreement with Prof. Zvi Vogel and Dr. Ilana Nathan (the “Vogel-Nathan Purchase Agreement”), pursuant to which Jay Pharma was assigned ownership rights to certain patents, which were filed and unissued as of the date of the Vogel-Nathan Purchase Agreement. The patent portfolio acquired and developed under the Vogel-Nathan Purchase Agreement was sold to undisclosed buyers for an amount not material to these financials in the first quarter of 2024. No additional financial or other obligations exist regarding the Vogel-Nathan Purchase Agreement.

Other Consulting and Vendor Agreements

The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between one and 12 months. These agreements, in aggregate, commit the Company to approximately $0.1 million in future cash payments, inclusive of amounts in accounts payable.

Reduction in Force/Restructuring

In May 2023, the Company entered into a cost reduction plan, including a reduction in force (“RIF”) of approximately 35% of its full-time employees to streamline its operations and conserve cash resources. Additionally, contracts with seven consultants that were focused on the Akos cannabinoid spin-out were terminated. The plan included a focus on progressing the Company’s existing non-cannabinoid pipeline while reducing the rate of spend and managing cash flow. In June 2023, the Company completed the reduction in force, with such severance expenses recorded in general and administrative accounts.

In June 2023, the Company entered into a separation agreement with Avani Kanubaddi, the Company’s President and Chief Operating Officer (the “Kanubaddi Separation Agreement”). In accordance with the Kanubaddi Separation Agreement, Mr. Kanubaddi received salary and benefits that is paid out in twelve monthly installments beginning in July 2023, was eligible for his 2023 performance bonus, which was not achieved, and any outstanding restricted stock units retained their vesting conditions.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Reduction in Force/Restructuring activity and ending balance at September 30, 2024 for the remaining severance payments included in accrued expenses in the consolidated balance sheet:

Accrued Restructuring Costs
January 1, 2024 beginning balance	$301,645
Restructuring costs paid	(301,645)
September 30, 2024 ending balance	$—

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Australian Subsidiary Research and Development

On March 23, 2023, the Company issued a press release announcing the selection of Australian CRO, Avance Clinical, in preparation for Phase 1 Study of EB-373, the Company’s lead candidate targeting the treatment of anxiety disorders. Under the agreement, Avance Clinical will manage the Phase 1 clinical trial of EB-373 in coordination with the Company’s newly established Australian subsidiary, Enveric Therapeutics Pty, Ltd. The Phase 1 clinical trial is designed as a multi-cohort, dose-ascending study to measure the safety and tolerability of EB-373. EB-373, a next-generation proprietary psilocin prodrug, has been recognized as a New Chemical Entity (NCE) by Australia’s Therapeutic Goods Administration (TGA) and is currently in preclinical development targeting the treatment of anxiety disorder. The total cost of the Avance Clinical contract is approximately 3,000,000 AUD, which translates to approximately $2,000,000 USD as of December 31, 2023. As of December 31, 2023, the Company has paid approximately $1,036,940 of the Avance Clinical contract costs and has accrued $523,284 recorded as accrued liabilities and $239,320 as accounts payable on the accompanying consolidated balance sheet. For the year ended December 31, 2023, the Company has expensed $1,751,444 in research and development expenses within the accompanying consolidated statement of operations.

Development and Clinical Supply Agreement

On February 22, 2021, the Company entered into a Development and Clinical Supply Agreement (the “PureForm Agreement”) with PureForm Global, Inc. (“PureForm”), pursuant to which PureForm will be the exclusive provider of synthetic cannabidiol (“API”) for the Company’s development plans for cancer treatment and supportive care. Under the terms of the PureForm Agreement, PureForm has granted the Company the exclusive right to purchase API and related product for cancer treatment and supportive care during the term of the Agreement (contingent upon an initial minimum order of 1 kilogram during the first thirty (30) days from the effective date) and has agreed to manufacture, package and test the API and related product in accordance with specifications established by the parties. All inventions that are developed jointly by the parties in the course of performing activities under the PureForm Agreement will be owned jointly by the parties in accordance with applicable law; however, if the Company funds additional research and development efforts by PureForm, the parties may enter into a further agreement whereby PureForm would assign any resulting inventions or technical information to the Company.

The initial term of the PureForm Agreement is three (3) years commencing on the effective date of the PureForm Agreement, subject to extension by mutual agreement of the parties. The Company has met the minimum purchase requirement of 1 kilogram during the first thirty days of the PureForm Agreement’s effectiveness. The Company did not pursue an extension of the PureForm Agreement beyond the initial term and the agreement terminated in 2024.

Purchase agreement with Prof. Zvi Vogel and Dr. Ilana Nathan

On December 26, 2017, Jay Pharma entered into a purchase agreement with Prof. Zvi Vogel and Dr. Ilana Nathan (the “Vogel-Nathan Purchase Agreement”), pursuant to which Jay Pharma was assigned ownership rights to certain patents, which were filed and unissued as of the date of the Vogel-Nathan Purchase Agreement. The Vogel-Nathan Purchase Agreement includes a commitment to pay a one-time milestone totaling $200,000 upon the issuance of a utility patent in the United States or by the European Patent Office, as defined in the agreement. The Company has accrued such amount as of December 31, 2021, as a result of the milestone criteria being achieved. Payment was made during January 2022. In addition, a milestone payment totaling $300,000 is due upon initiation of a Phase II(b) study. Research activities related to the relevant patents are still in pre-clinical stage, and accordingly, this milestone has not been achieved. The Vogel-Nathan Purchase Agreement contains a commitment for payment of royalties equaling 2% of the first $20 million in net sales derived from the commercialization of products utilizing the relevant patent. As these products are still in the preclinical phase of development, no royalties have been earned.

Other Consulting and Vendor Agreements

The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between 1 and 18 months. These agreements, in aggregate, commit the Company to approximately $1.3 million in future cash payments.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Right-of-use lease

On August 1, 2021, MagicMed entered into a lease agreement (the “LSIH Lease”) with the University of Calgary for the use and occupation of lab and office space at the University of Calgary’s Life Science Innovation Hub building located in Calgary, Alberta, Canada (the “LSIH Facility”). The lease expired in July 2023, and was extended on a month-to-month basis through December 31, 2023. Accordingly, no operating lease liability or right-of-use asset is recorded as of December 31, 2023. The Company terminated this lease effective in March 2024.

Rent expense is recorded on the straight-line basis. Rent expense under the LSIH Lease for the years ended December 31, 2023 and 2022 was $114,241 and $120,667, respectively. Rent expense is recorded in research and development costs on the consolidated statements of operations and comprehensive loss.

The weighted-average remaining lease term and the weighted-average discount rate of the lease was as follows:

December 31, 2022
Remaining lease term (years)
Operating leases	0.6

Discount rate
Operating leases	12.0%